NOVEMBER 12, 2015

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND

PROSPECTUS DATED MARCH 1, 2015, AS LAST SUPPLEMENTED SEPTEMBER 22, 2015

THE HARTFORD GLOBAL ALL-ASSET FUND

THE HARTFORD GLOBAL REAL ASSET FUND

HARTFORD INTERNATIONAL EQUITY FUND

THE HARTFORD INTERNATIONAL GROWTH FUND

EACH PROSPECTUS DATED MARCH 1, 2015, AS LAST SUPPLEMENTED AUGUST 13, 2015

HARTFORD GLOBAL EQUITY INCOME FUND

PROSPECTUS DATED MARCH 1, 2015, AS LAST SUPPLEMENTED MAY 27, 2015

THE HARTFORD BALANCED FUND

THE HARTFORD BALANCED INCOME FUND

THE HARTFORD CAPITAL APPRECIATION FUND

HARTFORD CORE EQUITY FUND

THE HARTFORD DIVIDEND AND GROWTH FUND

HARTFORD DURATION-HEDGED STRATEGIC INCOME FUND

HARTFORD EMERGING MARKETS EQUITY FUND

THE HARTFORD EQUITY INCOME FUND

THE HARTFORD FLOATING RATE FUND

THE HARTFORD FLOATING RATE HIGH INCOME FUND

THE HARTFORD GLOBAL ALPHA FUND

HARTFORD GLOBAL CAPITAL APPRECIATION FUND

THE HARTFORD HEALTHCARE FUND

THE HARTFORD HIGH YIELD FUND

THE HARTFORD INFLATION PLUS FUND

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

THE HARTFORD INTERNATIONAL VALUE FUND

THE HARTFORD MIDCAP FUND

THE HARTFORD MIDCAP VALUE FUND

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND

THE HARTFORD QUALITY BOND FUND

HARTFORD REAL TOTAL RETURN FUND

THE HARTFORD SHORT DURATION FUND

HARTFORD SMALL CAP CORE FUND

THE HARTFORD SMALL COMPANY FUND

THE HARTFORD STRATEGIC INCOME FUND

THE HARTFORD TOTAL RETURN BOND FUND

THE HARTFORD UNCONSTRAINED BOND FUND

THE HARTFORD WORLD BOND FUND

EACH PROSPECTUS DATED MARCH 1, 2015, AS LAST SUPPLEMENTED MAY 7, 2015

(EACH A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

AND

THE HARTFORD GROWTH OPPORTUNITIES FUND

THE HARTFORD MUNICIPAL REAL RETURN FUND

THE HARTFORD SMALLCAP GROWTH FUND

THE HARTFORD VALUE OPPORTUNITIES FUND

EACH PROSPECTUS DATED MARCH 1, 2015, AS LAST SUPPLEMENTED MAY 7, 2015

(EACH A SERIES OF THE HARTFORD MUTUAL FUNDS II, INC.)

Effective immediately, the above referenced prospectuses are revised as follows:

Under the heading “CLASSES OF SHARES — Investor Requirements — Class A and Class C Shares,” the disclosure is deleted in its entirety and replaced with the following:

Class A Shares — Class A shares are generally available for purchase by all investors other than retirement plans except as described below.

Purchases of Class A shares by certain retirement plans are permitted under the following circumstances:

•                  If the plan is one of the following types of retirement plans and owned or was offered Class A shares on or before June 30, 2007: (a) an employer-sponsored retirement plan with at least 100 participants or $500,000 in plan assets; (b) a retirement plan that buys Fund shares through a group variable funding agreement issued by Hartford Life Insurance Company; or (c) a retirement plan for which Hartford Life Insurance Company or an affiliate acts as plan administrator.  These types of retirement plans may purchase Class A shares at net asset value without a sales charge; and

•                  If the plan is an employer sponsored retirement plan held directly at a broker-dealer (that is, outside of a retirement plan recordkeeping platform or third party administrator). Such retirement plans may purchase Class A shares, subject to all applicable sales charges as described in this prospectus.

Employer sponsored retirement plans are also eligible to purchase Class R shares, as described below.

Class C Shares — Class C shares are generally available for purchase by all investors other than retirement plans.

This Supplement should be retained with your Prospectus for future reference.

HV-7252	November 2015